Accounts Receivable - net (Details Textual) $ in Thousands, ¥ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016
Accounts Receivable Pledged As Collateral For Bank Loan	$ 5,379	¥ 35
Percentage Of Allowance For Accounts Receivable	15.30%	15.30%	20.50%
Accounts Receivables Aged More Than Four Years [Member]
Percentage Of Allowance For Accounts Receivable	100.00%	100.00%	100.00%
Accounts Receivables Aged Between Three Year And Four Years [Member]
Percentage Of Allowance For Accounts Receivable	94.60%	94.60%	84.80%
Accounts Receivables Aged Between Two Year And Three Years [Member]
Percentage Of Allowance For Accounts Receivable	68.50%	68.50%	59.10%
Accounts Receivables Aged Between One Year And Two Years [Member]
Percentage Of Allowance For Accounts Receivable	1.20%	1.20%	1.40%